Commitments and Contingencies (Details) - USD ($)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Underwriting deferred fee, per share	$ 0.35	$ 0.35
Deferred underwriting fee	$ 4,025,000	$ 4,025,000